Land Use Rights, Net - Summary of Land Use Rights and Related Accumulated Amortization (Detail) - Use Rights [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Land Use Rights Finite Lived [Line Items]
Land use rights	¥ 3,465,944	¥ 2,918,023
Less: Accumulated amortization	(249,418)	(173,599)
Total	¥ 3,216,526	¥ 2,744,424